Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	£ 3,324	£ 3,122
Property, plant and equipment	947	427
Deferred tax asset	39	47
Total non-current assets	4,310	3,596
Current assets
Prepayments, accrued income and other receivables	2,739	2,354
Current income tax receivable	5,269	4,263
Cash and cash equivalents	69,908	76,972
Total current assets	77,916	83,589
Total assets	82,226	87,185
Capital and reserves
Share capital and share premium	80,749	80,715
Other reserves	60,018	59,692
Accumulated deficit	(64,117)	(58,813)
Total equity attributable to equity holders of the Company	76,650	81,594
Non-current liabilities
Provisions	26	26
Lease liability	341
Total non-current liabilities	367	26
Current liabilities
Trade payables	2,258	2,455
Payroll taxes and social security	111	127
Lease liability	188
Accrued expenditure	2,652	2,983
Total current liabilities	5,209	5,565
Total liabilities	5,576	5,591
Total equity and liabilities	£ 82,226	£ 87,185